Marketable Securities	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Marketable Securities
3.	MARKETABLE SECURITIES

	2017	2018	2018
	Rmb	Rmb	US$
Marketable securities:
Equity securities listed in Hong Kong:
Adjusted cost	69,319	64,228	9,342
Unrealized losses	(44,975)	(48,272)	(7,022)
Exchange differences	2,018	(1,676)	(243)

Total at fair value	26,362	14,280	2,077
Less: classified as non-current marketable securities (Note 2(d))	16,798	9,324	1,356

	9,564	4,956	721

As of the end of reporting period, the Company considers the declines in market value of its marketable securities in its investment portfolio not to be other than temporary in nature, therefore no impairment is recorded. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. No impairment loss was recognized for the years presented.